Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		¥ 6,151,017	¥ 4,034,375	¥ 2,226,957
Other comprehensive income (loss)	$ (18,592)	(120,963)	142,526	41,518
Ending Balance	799,380	5,201,004	6,151,017	4,034,375
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		118,290	(24,236)	(65,754)
Other comprehensive income (loss)		(120,963)	142,526	41,518
Ending Balance	$ (411)	¥ (2,673)	¥ 118,290	¥ (24,236)